CONSOLIDATED BUSINESS SEGMENT INFORMATION (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 ARS ($) segment	Dec. 31, 2018 ARS ($)	Dec. 31, 2017 ARS ($)
Operating segments [Abstract]
Revenues	$ 48,561,494	$ 52,399,423	$ 30,694,588
Cost of sales	(24,375,503)	(24,902,866)	(18,360,946)
Administrative expenses	(1,260,300)	(1,479,580)	(1,128,936)
Selling expenses	(3,039,557)	(2,714,682)	(1,241,883)
Other operating expenses	(127,526)	(1,370,319)	(417,803)
Operating profit	19,758,608	21,931,976	9,545,020
Depreciation of property, plant and equipment	(3,695,615)	(3,419,820)	(3,107,746)
Identifiable assets	95,601,325	95,288,446
Identifiable liabilities	$ 47,517,856	47,684,540
Reportable Segments [Member]
Operating segments [Abstract]
Number of reportable segments | segment	4
Reportable Segments [Member] | Natural Gas Transportation [Member]
Operating segments [Abstract]
Revenues	$ 22,620,423	23,785,660	11,469,824
Cost of sales	(8,667,640)	(7,944,333)	(6,428,448)
Administrative expenses	(1,043,519)	(1,284,707)	(918,567)
Selling expenses	(1,343,560)	(1,467,144)	(645,435)
Other operating expenses	(136,926)	(240,414)	(503,409)
Operating profit	12,044,771	13,769,617	3,351,102
Depreciation of property, plant and equipment	(2,998,224)	(2,892,621)	(2,607,632)
Identifiable assets	64,431,193	69,603,664
Identifiable liabilities	29,338,859	25,748,537
Reportable Segments [Member] | Production and Commercialization of Liquids [Member]
Operating segments [Abstract]
Revenues	23,138,182	25,578,373	17,189,194
Cost of sales	(14,661,541)	(16,130,863)	(11,186,009)
Administrative expenses	(144,313)	(129,315)	(144,172)
Selling expenses	(1,390,215)	(984,794)	(408,173)
Other operating expenses	3,200	(1,117,949)	99,520
Operating profit	6,945,313	7,215,452	5,550,360
Depreciation of property, plant and equipment	(246,720)	(174,964)	(146,630)
Identifiable assets	10,865,257	13,907,967
Identifiable liabilities	3,093,226	2,301,679
Reportable Segments [Member] | Other Services [Member]
Operating segments [Abstract]
Revenues	2,526,643	2,784,534	1,844,712
Cost of sales	(1,524,445)	(1,621,770)	(1,008,879)
Administrative expenses	(61,021)	(55,348)	(56,110)
Selling expenses	(264,396)	(220,674)	(164,471)
Other operating expenses	3,576	(8,375)	(14,150)
Operating profit	680,357	878,367	601,102
Depreciation of property, plant and equipment	(450,671)	(352,235)	(353,484)
Identifiable assets	20,090,627	11,621,495
Identifiable liabilities	15,020,159	19,563,528
Reportable Segments [Member] | Telecommunications [Member]
Operating segments [Abstract]
Revenues	276,246	250,856	190,858
Cost of sales	(137,870)	(126,455)	(114,747)
Administrative expenses	(11,447)	(10,210)	(10,087)
Selling expenses	(41,386)	(42,070)	(23,804)
Other operating expenses	2,624	(3,581)	236
Operating profit	88,167	68,540	42,456
Depreciation of property, plant and equipment	0	0	0
Identifiable assets	214,248	155,320
Identifiable liabilities	65,612	70,796
Eliminations [Member]
Operating segments [Abstract]
Revenues	(615,993)	(920,555)	(377,137)
Cost of sales	615,993	920,555	377,137
Administrative expenses	0	0	0
Selling expenses	0	0	0
Other operating expenses	0	0	0
Operating profit	0	0	0
Depreciation of property, plant and equipment	0	0	0
Eliminations [Member] | Natural Gas Transportation [Member]
Operating segments [Abstract]
Revenues	615,993	920,555	377,137
Eliminations [Member] | Production and Commercialization of Liquids [Member]
Operating segments [Abstract]
Revenues	0	0	0
Eliminations [Member] | Other Services [Member]
Operating segments [Abstract]
Revenues	0	0	0
Eliminations [Member] | Telecommunications [Member]
Operating segments [Abstract]
Revenues	$ 0	$ 0	$ 0